Income taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal and state income taxes rate	30.00%
Federal net operating loss carryfowards	$ 7.5	$ 6.5
State net operating loss carryfowards	5.5	$ 4.5
Net operating loss carryforwards are available to offset taxable income	$ 5.0
Net operating loss carryforwards, expiration, description	expires beginning in fiscal 2032